NATIXIS FUNDS TRUST IV

June 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV

(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated June 1, 2022, for Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, Natixis Sustainable Future 2060 Fund® and Natixis Sustainable Future 2065 Fund® and the Statement of Additional Information, dated June 1, 2022, for AEW Global Focused Real Estate Fund, each a series of Natixis Funds Trust IV, do not differ from that which is contained in Post-Effective Amendment No. 49 that was filed electronically on May 27, 2022.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary